Schedule of risk variable of derivative financial instruments (Details)	12 Months Ended
Dec. 31, 2021
Probable Scenario [Member] | London Interbank Offered Rate 4 [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	34.33%
C D I Sensitivity Scenario 1 [Member] | Probable Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 1 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 1 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 4 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 5 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 5 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 6 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 6 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 7 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 7 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 8 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.4291%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 8 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 9 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.5149%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 9 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 10 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 10 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 11 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 11 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	12.58%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | London Interbank Offered Rate 12 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Probable Scenario [Member] | I P C A Sensitivity Scenario 12 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	15.09%
C D I Sensitivity Scenario [Member] | Possible Scenario [Member] | London Interbank Offered Rate 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Possible Scenario [Member] | I P C A Sensitivity Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario [Member] | Remote Scenario [Member] | London Interbank Offered Rate 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	0.3433%
C D I Sensitivity Scenario [Member] | Remote Scenario [Member] | I P C A Sensitivity Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	10.06%
C D I Sensitivity Scenario 2 [Member] | Possible Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	11.44%
U S D Sensitivity Scenario 2 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 3 [Member] | Remote Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.73%
U S D Sensitivity Scenario 3 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 4 [Member] | Probable Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 4 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 5 [Member] | Possible Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 5 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	6.321%
C D I Sensitivity Scenario 6 [Member] | Remote Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 6 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	8.3708%
C D I Sensitivity Scenario 7 [Member] | Probable Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 7 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 8 [Member] | Possible Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 8 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 9 [Member] | Remote Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 9 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 10 [Member] | Probable Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 10 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 11 [Member] | Possible Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 11 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%
C D I Sensitivity Scenario 12 [Member] | Remote Scenario [Member] | Interbank Deposit Certificate [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	9.15%
U S D Sensitivity Scenario 12 [Member] | Probable Scenario [Member] | United States Dollars [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.5805%